United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-58429

(Investment Company Act File Number)

_Federated Investment Series Funds, Inc._

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/10

Date of Reporting Period:  Quarter ended 2/28/10

Item 1.                      Schedule of Investments

Federated Bond Fund

Portfolio of Investments

February 28, 2010 (unaudited)

Principal Amount or Shares			Value
		Corporate Bonds – 65.4%
		Basic Industry — Chemicals – 1.5%
$3,760,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	3,955,378
3,670,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	4,435,243
2,600,000		Du Pont (E.I.) de Nemours & Co., 6.00%, 7/15/2018	2,883,613
1,900,000	[1]	Fertinitro Finance, Company Guarantee, 8.29%, 4/1/2020	1,311,000
2,220,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	2,209,130
1,525,000		Rohm & Haas Co., 6.00%, 9/15/2017	1,617,066
		TOTAL	16,411,430
		Basic Industry — Metals & Mining – 3.2%
2,500,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	2,460,697
1,860,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	2,185,085
4,400,000		ArcelorMittal USA, Inc., Company Guarantee, 9.75%, 4/1/2014	4,573,250
1,370,000		ArcelorMittal, 6.125%, 6/1/2018	1,414,595
400,000		BHP Finance (USA), Inc., 6.50%, 4/1/2019	460,328
5,000,000		Barrick Gold Corp., 4.875%, 11/15/2014	5,368,149
530,000		Barrick Gold Corp., 6.95%, 4/1/2019	608,676
3,325,000	[1,2]	Codelco, Inc., Bond, 5.625%, 9/21/2035	3,145,782
4,050,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	3,900,138
3,230,000		Rio Tinto Finance USA Ltd., 5.875%, 7/15/2013	3,547,076
2,810,000		Rio Tinto Finance USA Ltd., 6.50%, 7/15/2018	3,162,880
1,000,000		Rio Tinto Finance USA Ltd., Company Guarantee, 8.95%, 5/1/2014	1,212,571
2,500,000		Xstrata Canada Corp., 6.00%, 10/15/2015	2,702,121
1,500,000	[1,2]	Xstrata Finance Canada Ltd., Unsecd. Note, 5.50%, 11/16/2011	1,580,725
		TOTAL	36,322,073
		Basic Industry — Paper – 1.1%
1,700,000		International Paper Co., Bond, 7.30%, 11/15/2039	1,819,139
1,175,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	1,333,168
1,330,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	1,389,850
2,850,000	[3,4]	Pope & Talbot, Inc., 8.375%, 6/1/2013	285
4,500,000		Westvaco Corp., 7.65%, 3/15/2027	4,476,036
3,750,000		Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	3,562,463
		TOTAL	12,580,941
		Capital Goods — Aerospace & Defense – 0.5%
3,650,000	[1,2]	BAE Systems Holdings, Inc., 5.20%, 8/15/2015	3,901,246
1,630,000		Boeing Co., 4.875%, 2/15/2020	1,669,277
600,000		Raytheon Co., Sr. Note, 4.40%, 2/15/2020	603,684
		TOTAL	6,174,207
		Capital Goods — Building Materials – 0.9%
5,500,000		Masco Corp., Note, 5.875%, 7/15/2012	5,663,995
2,365,000		RPM International, Inc., 6.50%, 2/15/2018	2,495,475
1,885,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	1,975,516
		TOTAL	10,134,986
		Capital Goods — Diversified Manufacturing – 2.5%
2,940,000		Briggs & Stratton Corp., Company Guarantee, 8.875%, 3/15/2011	3,079,650
2,020,000		Harsco Corp., 5.75%, 5/15/2018	2,017,342
2,600,000		Hubbell, Inc., 5.95%, 6/1/2018	2,743,093

Principal Amount or Shares			Value
$768,000	[1,2]	Hutchison Whampoa International Ltd., 6.50%, 2/13/2013	847,748
1,000,000	[1,2]	Hutchison Whampoa International Ltd., 7.625%, 4/9/2019	1,157,791
2,300,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 4.625%, 9/11/2015	2,366,089
1,810,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	2,060,871
2,770,000		Roper Industries, Inc., 6.625%, 8/15/2013	3,119,823
660,000		Roper Industries, Inc., Sr. Unsecd. Note, 6.25%, 9/1/2019	709,107
2,160,000		Textron Financial Corp., 5.40%, 4/28/2013	2,195,145
3,230,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	2,470,950
1,090,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	1,123,624
4,230,000		Tyco Electronics Group SA, 5.95%, 1/15/2014	4,586,411
		TOTAL	28,477,644
		Capital Goods — Environmental – 0.3%
500,000		Republic Services, Inc., Note, 6.086%, 3/15/2035	486,799
600,000		Republic Services, Inc., Note, 6.75%, 8/15/2011	642,377
1,000,000	[1,2]	Republic Services, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2019	1,036,121
1,275,000		Waste Management, Inc., 7.375%, 3/11/2019	1,491,720
		TOTAL	3,657,017
		Communications — Media & Cable – 1.3%
900,000		Comcast Corp., 7.05%, 3/15/2033	973,656
1,480,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	1,650,108
300,000		Comcast Corp., Sr. Sub. Deb., 10.625%, 7/15/2012	354,625
5,010,000		Cox Communications, Inc., Unsecd. Note, 5.45%, 12/15/2014	5,495,544
2,470,000		Time Warner Cable, Inc., Company Guarantee, 6.75%, 6/15/2039	2,620,507
1,090,000		Time Warner Cable, Inc., Company Guarantee, 8.75%, 2/14/2019	1,355,257
2,250,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	2,422,952
		TOTAL	14,872,649
		Communications — Media Noncable – 0.7%
6,880,000		Grupo Televisa S.A., 6.625%, 3/18/2025	6,954,442
500,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	591,816
		TOTAL	7,546,258
		Communications — Telecom Wireless – 1.7%
6,540,000		AT&T Wireless Services, Inc., 8.75%, 3/1/2031	8,418,009
3,100,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	3,375,242
6,400,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 1/15/2017	6,655,923
800,000		Vodafone Group PLC, 5.35%, 2/27/2012	859,911
		TOTAL	19,309,085
		Communications — Telecom Wirelines – 2.8%
1,000,000		AT&T, Inc., 6.70%, 11/15/2013	1,139,788
3,810,000		BellSouth Corp., 5.20%, 9/15/2014	4,131,818
1,540,000		CenturyTel, Inc., Sr. Note, 6.15%, 9/15/2019	1,585,596
2,620,000		Citizens Communications Co., 9.00%, 8/15/2031	2,554,500
1,130,000		Deutsche Telekom International Finance BV, 4.875%, 7/8/2014	1,203,285
4,940,000	[1,2]	KT Corp., Note, 5.875%, 6/24/2014	5,324,990
2,140,000		Rogers Communications, Inc., 5.50%, 3/15/2014	2,309,862
3,870,000		SBC Communications, Inc., 5.10%, 9/15/2014	4,224,999
5,030,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	5,508,072
3,260,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.35%, 4/1/2019	3,630,920
		TOTAL	31,613,830

Principal Amount or Shares			Value
		Consumer Cyclical — Automotive – 1.9%
$3,560,000	[1,2]	American Honda Finance Corp., 4.625%, 4/2/2013	3,703,134
2,490,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	2,764,558
1,000,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.50%, 1/18/2031	1,237,229
2,100,000	[3,4]	General Motors Corp., Note, 9.45%, 11/1/2011	609,000
2,710,000	[1,2]	Hyundai Capital Services, Inc., Note, Series 144A, 6.00%, 5/5/2015	2,885,617
5,200,000	[1,2]	Nissan Motor Acceptance Corp., Note, 4.50%, 1/30/2015	5,239,858
4,800,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 5.625%, 3/14/2011	4,952,910
		TOTAL	21,392,306
		Consumer Cyclical — Entertainment – 0.6%
2,500,000		Time Warner, Inc., 5.50%, 11/15/2011	2,662,865
3,390,000		Time Warner, Inc., Company Guarantee, 6.875%, 5/1/2012	3,746,930
		TOTAL	6,409,795
		Consumer Cyclical — Lodging – 0.1%
1,530,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	1,485,142
		Consumer Cyclical — Retailers – 0.5%
2,240,000		Best Buy Co., Inc., Sr. Unsecd. Note, 6.75%, 7/15/2013	2,509,459
1,791,347	[1,2]	CVS Caremark Corp., Pass Thru Cert., 5.298%, 1/11/2027	1,708,624
900,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	891,000
		TOTAL	5,109,083
		Consumer Cyclical — Services – 0.7%
7,475,000		Boston University, 7.625%, 7/15/2097	8,187,980
		Consumer Non-Cyclical — Food/Beverage – 1.5%
4,000,000	[1,2]	Bacardi Ltd., Sr. Note, 7.45%, 4/1/2014	4,599,406
960,000		Diageo Capital PLC, Company Guarantee, 7.375%, 1/15/2014	1,129,506
2,420,000		General Mills, Inc., Note, 5.70%, 2/15/2017	2,647,051
2,000,000		Kraft Foods, Inc., 5.625%, 11/1/2011	2,124,084
740,000		Kraft Foods, Inc., Note, 6.25%, 6/1/2012	805,931
1,540,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 2/1/2018	1,688,984
2,180,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.50%, 2/9/2040	2,282,155
1,120,000	[1,2]	Ralcorp Holdings, Inc., Sr. Note, 6.625%, 8/15/2039	1,107,080
		TOTAL	16,384,197
		Consumer Non-Cyclical — Health Care – 1.0%
1,750,000		Boston Scientific Corp., 4.50%, 1/15/2015	1,742,624
1,550,000		Boston Scientific Corp., 6.00%, 1/15/2020	1,544,564
1,060,000		Covidien International Finance SA, 6.55%, 10/15/2037	1,196,996
2,560,000		Life Technologies Corp., Sr. Note, 6.00%, 3/1/2020	2,638,408
500,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 4.75%, 1/30/2020	497,191
500,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 5.75%, 1/30/2040	489,279
1,660,000		Thermo Electron Corp., Sr. Unsecd. Note, 5.00%, 6/1/2015	1,775,914
1,210,000	[1,2]	Thermo Fisher Scientific, Inc., Sr. Note, Series 144A, 2.15%, 12/28/2012	1,211,986
540,000		Zimmer Holdings, Inc., Sr. Note, 5.75%, 11/30/2039	537,494
		TOTAL	11,634,456
		Consumer Non-Cyclical — Products – 0.6%
900,000		Clorox Co., Sr. Unsecd. Note, 3.55%, 11/1/2015	914,745
500,000		Philips Electronics NV, 4.625%, 3/11/2013	529,955
1,960,000		Philips Electronics NV, 5.75%, 3/11/2018	2,100,838
2,950,000		Whirlpool Corp., 5.50%, 3/1/2013	3,083,148
220,000		Whirlpool Corp., Note, 8.00%, 5/1/2012	244,045
		TOTAL	6,872,731

Principal Amount or Shares			Value
		Consumer Non-Cyclical — Supermarkets – 0.1%
$1,310,000		Kroger Co., Bond, 6.90%, 4/15/2038	1,478,159
		Consumer Non-Cyclical — Tobacco – 0.1%
740,000		Altria Group, Inc., 9.25%, 8/6/2019	914,099
		Energy — Independent – 1.8%
460,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	497,815
300,000		Canadian Natural Resources Ltd., 5.45%, 10/1/2012	327,494
5,890,000		Canadian Natural Resources Ltd., 5.85%, 2/1/2035	5,801,788
1,500,000	[1,2]	Lukoil International Finance BV, 6.356%, 6/7/2017	1,515,000
495,000		Pemex Project Funding Master, 5.75%, 12/15/2015	516,966
3,450,000		Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010	3,642,160
6,000,000	[1,2]	Petroleos Mexicanos, 4.875%, 3/15/2015	6,108,282
440,000		XTO Energy, Inc., 6.375%, 6/15/2038	496,583
775,000		XTO Energy, Inc., 6.75%, 8/1/2037	914,288
135,000		XTO Energy, Inc., Sr. Unsecd. Note, 6.25%, 8/1/2017	154,022
		TOTAL	19,974,398
		Energy — Integrated – 0.8%
2,750,000		Conoco, Inc., 7.25%, 10/15/2031	3,192,564
450,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	503,088
4,650,000		Petro-Canada, Bond, 5.35%, 7/15/2033	4,292,912
220,000		Petro-Canada, Deb., 7.00%, 11/15/2028	244,151
1,190,238	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	1,230,355
		TOTAL	9,463,070
		Energy — Oil Field Services – 0.4%
1,100,000		Nabors Industries, Inc., Company Guarantee, 9.25%, 1/15/2019	1,379,386
210,000		Noble Drilling Corp., Sr. Note, 7.50%, 3/15/2019	241,700
100,000		Weatherford International Ltd., 6.00%, 3/15/2018	105,728
2,700,000		Weatherford International Ltd., 7.00%, 3/15/2038	2,830,321
		TOTAL	4,557,135
		Energy — Refining – 0.7%
1,000,000		Premcor Refining Group, Inc., 6.125%, 5/1/2011	1,054,037
1,665,000		Valero Energy Corp., 7.50%, 4/15/2032	1,730,420
3,870,000		Valero Energy Corp., 9.375%, 3/15/2019	4,659,875
		TOTAL	7,444,332
		Financial Institution — Banking – 11.2%
1,810,000	[1,2]	ANZ National (Int'l) Ltd., Company Guarantee, Series 144A, 2.375%, 12/21/2012	1,819,073
4,000,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	3,789,756
1,580,000		Bank of America Corp., Sr. Note, 7.375%, 5/15/2014	1,780,182
930,000		Bank of America Corp., Sr. Unsecd. Note, 6.50%, 8/1/2016	1,002,037
5,000,000	[1,2]	Barclays Bank PLC, 5.926%, 12/31/2049	4,125,000
4,750,000	[5]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 7.25%, 2/1/2018	5,497,383
4,180,000		Capital One Capital IV, 6.745%, 2/17/2037	3,511,200
1,450,000		Capital One Capital V, 10.25%, 8/15/2039	1,644,152
3,140,000		Capital One Capital VI, 8.875%, 5/15/2040	3,344,684
2,270,000		Capital One Financial Corp., Sr. Note, 7.375%, 5/23/2014	2,600,585
6,460,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	6,388,221
5,570,000		City National Capital Trust I, Jr. Sub. Note, 9.625%, 2/1/2040	6,069,256
2,300,000	[1,2]	Commonwealth Bank of Australia, Sr. Unsecd. Note, Series 144A, 3.75%, 10/15/2014	2,349,551
2,900,000		Goldman Sachs Group, Inc., 6.125%, 2/15/2033	2,899,516
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2015	1,055,802

Principal Amount or Shares			Value
$2,100,000		Goldman Sachs Group, Inc., Sub. Note, 6.345%, 2/15/2034	1,883,477
1,000,000		HSBC Bank USA, Sr. Sub. Note, 4.625%, 4/1/2014	1,053,317
3,500,000		Hudson United Bancorp, 7.00%, 5/15/2012	3,756,452
870,000		J.P. Morgan Chase & Co., Sub. Deb., 8.00%, 4/29/2027	1,028,297
10,900,000		J.P. Morgan Chase & Co., Sub. Note, 5.125%, 9/15/2014	11,532,018
1,280,000		M & T Bank Corp., 5.375%, 5/24/2012	1,357,723
3,975,000		Manufacturers & Traders Trust Co., Sub. Note, 5.629%, 12/1/2021	3,606,159
4,000,000		Marshall & Ilsley Bank, Milwaukee, Sr. Note, 4.40%, 3/15/2010	4,003,352
3,170,000		Merrill Lynch & Co., Inc., Sr. Unsecd. Note, 6.05%, 8/15/2012	3,400,292
1,000,000		Morgan Stanley, Sr. Unsecd. Note, 4.20%, 11/20/2014	1,005,785
3,300,000		Morgan Stanley, Sr. Unsecd. Note, 5.625%, 9/23/2019	3,273,344
1,500,000		Morgan Stanley, Sr. Unsecd. Note, 5.95%, 12/28/2017	1,557,865
2,450,000		Morgan Stanley, Sr. Unsecd. Note, 6.00%, 4/28/2015	2,614,040
7,350,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 4/1/2018	7,843,297
2,650,000	[1,2]	Nordea Bank AB, Sr. Unsecd. Note, 3.70%, 11/13/2014	2,681,665
1,000,000		PNC Funding Corp., Sr. Unsecd. Note, 4.25%, 9/21/2015	1,021,841
1,430,000		PNC Funding Corp., Sr. Unsecd. Note, 5.125%, 2/8/2020	1,451,697
1,170,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	1,216,358
10,398,302	[1,2]	Regional Diversified Funding, 9.25%, 3/15/2030	5,625,169
5,000,000		Wachovia Bank N.A., 4.80%, 11/1/2014	5,206,428
3,440,000		Wachovia Bank N.A., Sub. Note, 4.875%, 2/1/2015	3,595,444
500,000		Wachovia Corp., 5.75%, 2/1/2018	528,240
4,530,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	4,489,458
3,550,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	3,554,714
1,304,961	[1,2]	World Financial, Pass Thru Cert., Series 96 WFP, 6.91%, 9/1/2013	1,297,467
		TOTAL	126,460,297
		Financial Institution — Brokerage – 2.8%
5,970,000		BlackRock, Inc., 6.25%, 9/15/2017	6,575,167
1,500,000		Eaton Vance Corp., 6.50%, 10/2/2017	1,628,719
4,255,000	[1,2]	FMR LLC, Bond, 7.57%, 6/15/2029	4,744,495
1,150,000		Janus Capital Group, Inc., Sr. Note, 6.50%, 6/15/2012	1,152,530
1,375,000		Janus Capital Group, Inc., Sr. Note, 6.95%, 6/15/2017	1,355,993
4,390,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.50%, 7/15/2019	4,879,034
1,200,000	[3]	Lehman Brothers Holdings, Inc., 5.75%, 5/17/2013	276,000
1,500,000	[3]	Lehman Brothers Holdings, Inc., 7.875%, 8/15/2010	345,000
2,080,000		NASDAQ OMX Group, Inc., Sr. Unsecd. Note, 4.00%, 1/15/2015	2,081,388
1,020,000		Nuveen Investments, 5.00%, 9/15/2010	1,021,275
1,020,000		Nuveen Investments, 5.50%, 9/15/2015	739,500
2,990,000		Raymond James Financial, Inc., 8.60%, 8/15/2019	3,401,396
3,355,000		TD Ameritrade Holding Corp., Company Guarantee, 4.15%, 12/1/2014	3,381,684
		TOTAL	31,582,181
		Financial Institution — Finance Noncaptive – 4.1%
6,930,000		American Express Credit Corp., 5.875%, 5/2/2013	7,524,475
5,000,000		American International Group, Inc., Sr. Note, 4.70%, 10/1/2010	4,978,125
3,300,000		Discover Bank, Sub., 8.70%, 11/18/2019	3,559,248
7,000,000		General Electric Capital Corp., 6.875%, 1/10/2039	7,320,880
2,600,000		General Electric Capital Corp., Sr. Unsecd. Note, 2.80%, 1/8/2013	2,623,925
6,000,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	5,100,000
2,770,000		HSBC Finance Corp., 5.00%, 6/30/2015	2,903,103

Principal Amount or Shares			Value
$1,500,000	[1,2]	ILFC E-Capital Trust I, 5.90%, 12/21/2065	795,000
3,100,000		International Lease Finance Corp., 4.875%, 9/1/2010	3,061,830
1,170,000	[1,2]	Macquarie Group Ltd., Note, Series 144A, 7.625%, 8/13/2019	1,291,197
4,000,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	3,924,303
3,250,000		Susa Partnership LP, 8.20%, 6/1/2017	3,744,596
		TOTAL	46,826,682
		Financial Institution — Insurance — Health – 0.9%
810,000		Aetna US Healthcare, 5.75%, 6/15/2011	852,647
2,200,000		Anthem, Inc., 6.80%, 8/1/2012	2,444,109
2,060,000		CIGNA Corp., 6.35%, 3/15/2018	2,176,491
4,000,000		UnitedHealth Group, Inc., Bond, 6.00%, 2/15/2018	4,327,493
740,000		Wellpoint, Inc., 5.85%, 1/15/2036	723,928
		TOTAL	10,524,668
		Financial Institution — Insurance — Life – 3.5%
2,750,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	3,273,609
2,715,000		Aflac, Inc., Sr. Unsecd. Note, 8.50%, 5/15/2019	3,195,699
3,860,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, 8.875%, 6/1/2039	4,715,282
3,570,000		MetLife, Inc., 6.75%, 6/1/2016	3,965,425
1,000,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2069	1,234,224
3,400,000	[1,2]	New York Life Insurance Co., Sub. Note, 6.75%, 11/15/2039	3,642,108
2,950,000	[1,2]	Pacific Life Global Funding, Note, 5.15%, 4/15/2013	3,145,486
4,000,000	[1,2]	Pacific LifeCorp., Bond, 6.60%, 9/15/2033	3,747,428
2,990,000		Prudential Financial, Inc., 5.15%, 1/15/2013	3,186,207
1,530,000		Prudential Financial, Inc., 6.625%, 12/1/2037	1,601,211
2,500,000		Prudential Financial, Inc., Sr. Unsecd. Note, 4.75%, 9/17/2015	2,601,170
1,500,000		Prudential Financial, Inc., Sr. Unsecd. Note, 5.80%, 6/15/2012	1,602,102
3,950,000	[1]	Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	3,762,129
		TOTAL	39,672,080
		Financial Institution — Insurance — P&C – 1.9%
2,940,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	3,207,858
540,000		CNA Financial Corp., 6.50%, 8/15/2016	556,713
1,370,000		CNA Financial Corp., Note, 6.00%, 8/15/2011	1,438,904
700,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	732,215
1,710,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	1,730,756
4,000,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	4,131,108
1,300,000	[1,2]	Nationwide Mutual Insurance Co., Note, Series 144A, 9.375%, 8/15/2039	1,427,909
1,220,000		The Travelers Cos., Inc., Bond, 6.25%, 3/15/2067	1,161,847
265,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	293,911
1,000,000	[1,2]	USF&G Corp., 8.312%, 7/1/2046	948,544
5,610,000	[1,2]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	5,371,575
		TOTAL	21,001,340
		Financial Institution — REITs – 1.4%
1,750,000		AMB Property LP, Company Guarantee, 6.125%, 12/1/2016	1,783,355
1,850,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 5.70%, 3/15/2017	1,957,666
3,500,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	3,639,665
1,500,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	1,402,946
1,500,000		Equity One, Inc., Sr. Unsecd. Note, 6.25%, 12/15/2014	1,546,388
1,535,000		Liberty Property LP, 6.625%, 10/1/2017	1,579,823
720,000		Prologis, Conv. Bond, 2.25%, 4/1/2037	669,311

Principal Amount or Shares			Value
$1,430,000		Simon Property Group LP, 6.125%, 5/30/2018	1,498,949
1,840,000		Simon Property Group LP, 6.75%, 5/15/2014	2,041,152
		TOTAL	16,119,255
		Municipal Services – 0.3%
1,825,000	[1,2]	Army Hawaii Family Housing, 5.524%, 6/15/2050	1,393,077
2,980,000	[1,2]	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	2,295,524
		TOTAL	3,688,601
		Sovereign – 0.7%
5,350,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	5,628,189
2,475,000	[1,2]	State of Qatar, 5.25%, 1/20/2020	2,509,031
		TOTAL	8,137,220
		Technology – 1.8%
3,130,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2015	3,154,677
1,400,000		BMC Software, Inc., 7.25%, 6/1/2018	1,563,161
1,320,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.50%, 2/22/2016	1,485,737
3,630,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	4,092,886
6,175,000		Harris Corp., 5.95%, 12/1/2017	6,658,214
965,000		IBM Corp., Deb., 8.375%, 11/1/2019	1,257,369
2,330,000		KLA-Tencor Corp., 6.90%, 5/1/2018	2,538,489
		TOTAL	20,750,533
		Transportation — Airlines – 0.3%
710,000		Southwest Airlines Co., 6.50%, 3/1/2012	761,006
1,995,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	2,027,734
		TOTAL	2,788,740
		Transportation — Railroads – 1.1%
1,200,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	1,285,608
1,963,244		Burlington Northern Santa Fe Corp., Pass Thru Cert., 7.57%, 1/2/2021	2,340,851
3,150,000		Canadian Pacific RR, 7.125%, 10/15/2031	3,428,865
1,000,000		Norfolk Southern Corp., Sr. Unsecd. Note, 5.75%, 4/1/2018	1,082,229
3,580,000		Union Pacific Corp., 4.875%, 1/15/2015	3,802,340
		TOTAL	11,939,893
		Transportation — Services – 0.3%
3,080,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	3,369,856
		Utility — Electric – 5.5%
2,650,000		Appalachian Power Co., Sr. Unsecd. Note, 7.95%, 1/15/2020	3,258,693
1,530,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	1,493,231
4,670,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	5,084,326
1,180,000		Commonwealth Edison Co., 1st Mtg. Bond, 6.15%, 9/15/2017	1,300,838
1,375,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.65%, 4/1/2019	1,585,441
2,390,000		Consolidated Natural Gas Co., 5.00%, 12/1/2014	2,560,965
2,000,000		Dominion Resources, Inc., Unsecd. Note, 5.95%, 6/15/2035	2,020,996
1,480,000		Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.35%, 8/15/2038	1,620,447
1,830,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 3.875%, 10/7/2014	1,872,629
5,150,000		Enersis S.A., Note, 7.40%, 12/1/2016	5,723,754
300,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	367,544
3,400,000		FirstEnergy Solutions Corp., Company Guarantee, 4.80%, 2/15/2015	3,545,024
2,680,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	2,762,086
3,338,360	[1,2]	Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017	3,722,560
1,000,000		KCP&L Greater Missouri Operations Co., Sr. Unsecd. Note, 11.875%, 7/1/2012	1,173,662

Principal Amount or Shares			Value
$1,330,000	[1,2]	Korea Hydro & Nuclear Power Co. Ltd., Sr. Unsecd. Note, 6.25%, 6/17/2014	1,456,022
5,350,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	5,407,119
2,930,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 5.50%, 7/1/2013	3,227,257
800,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	1,076,994
1,835,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	1,687,802
1,000,000		PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011	1,068,180
1,670,000		PSI Energy, Inc., Bond, 6.05%, 6/15/2016	1,872,262
1,710,000		Progress Energy, Inc., 7.05%, 3/15/2019	1,929,337
2,940,000		Union Electric Co., 6.00%, 4/1/2018	3,169,281
1,000,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.00%, 6/30/2019	1,034,710
2,020,000		Westar Energy, Inc., 5.875%, 7/15/2036	2,011,237
		TOTAL	62,032,397
		Utility — Natural Gas Distributor – 0.6%
1,690,000		Atmos Energy Corp., 5.125%, 1/15/2013	1,811,986
195,000		Atmos Energy Corp., 8.50%, 3/15/2019	243,443
1,300,000		Sempra Energy, Sr. Unsecd. Note, 6.00%, 10/15/2039	1,296,235
2,540,000		Sempra Energy, Sr. Unsecd. Note, 6.50%, 6/1/2016	2,865,317
		TOTAL	6,216,981
		Utility — Natural Gas Pipelines – 1.7%
2,765,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	3,014,375
3,080,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	3,365,508
580,000		Enterprise Products Operating LLC, 4.60%, 8/1/2012	616,112
3,850,000		Enterprise Products Operating LLC, Company Guarantee, 9.75%, 1/31/2014	4,691,529
3,300,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	3,146,856
830,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	947,601
3,100,000	[1,2]	Williams Partners LP, 5.25%, 3/15/2020	3,150,226
		TOTAL	18,932,207
		TOTAL CORPORATE BONDS (IDENTIFIED COST $720,464,324)	738,449,934
		Mortgage-Backed SecuritIES – 0.0%
8,501		Federal Home Loan Mortgage Corp., Pool C00702, 6.00%, 1/1/2029	9,235
9,574		Federal Home Loan Mortgage Corp., Pool C00748, 6.00%, 4/1/2029	10,402
2,777		Federal Home Loan Mortgage Corp., Pool C20263, 6.00%, 1/1/2029	3,018
5,186		Federal Home Loan Mortgage Corp., Pool C25621, 6.50%, 5/1/2029	5,657
2,650		Federal Home Loan Mortgage Corp., Pool G10493, 6.00%, 4/1/2011	2,853
8,305		Federal National Mortgage Association, Pool 313324, 9.00%, 6/1/2017	9,284
9,875		Federal National Mortgage Association, Pool 323159, 7.50%, 4/1/2028	10,895
6,085		Federal National Mortgage Association, Pool 421223, 7.00%, 5/1/2028	6,649
5,696		Federal National Mortgage Association, Pool 429707, 6.50%, 5/1/2013	6,052
10,253		Federal National Mortgage Association, Pool 430232, 7.00%, 8/1/2028	11,214
37,014		Federal National Mortgage Association, Pool 439947, 6.50%, 11/1/2028	40,273
30,589		Federal National Mortgage Association, Pool 489867, 6.50%, 3/1/2029	33,346
6,905		Government National Mortgage Association, Pool 449491, 7.50%, 12/15/2027	7,622
2,855		Government National Mortgage Association, Pool 486467, 7.00%, 8/15/2028	3,143
13,636		Government National Mortgage Association, Pool 780339, 8.00%, 12/15/2023	15,073
8,816		Government National Mortgage Association, Pool 780340, 9.00%, 11/15/2017	9,801
8,144		Government National Mortgage Association, Pool 780373, 7.00%, 12/15/2023	8,949
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $178,062)	193,466

Principal Amount or Shares			Value
		MUNICIPAL – 0.2%
		Municipal Services – 0.2%
$2,080,000		Tampa, FL Sports Authority, 8.02% Bonds (GTD by National Public Finance Guarantee Corporation), 10/1/2026 (IDENTIFIED COST $2,107,040)	2,378,501
		Governments/Agencies – 1.2%
		Sovereign – 1.2%
3,500,000		Sweden, Government of, 10.25%, 11/1/2015	3,715,065
6,500,000		United Mexican States, 6.625%, 3/3/2015	7,377,500
1,871,000		United Mexican States, 6.75%, 9/27/2034	1,988,649
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $13,180,334)	13,081,214
		COMMON STOCK – 0.0%
		Utility — Electric – 0.0%
113	[3]	NRG Energy, Inc. (IDENTIFIED COST $2,554)	2,468
		Preferred Stocks – 0.4%
		Financial Institution — Brokerage – 0.0%
130,000	[3]	Lehman Brothers Holdings, Inc., Pfd.	31,200
		Financial Institution — REITs – 0.4%
80,000		Prologis, Cumulative REIT Perpetual Pfd. Stock, Series C, $4.27, Annual Dividend	3,920,000
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $9,224,680)	3,951,200
		Asset-Backed SecuritY – 0.0%
		Home Equity Loan – 0.0%
99,780	[1,2]	125 Home Loan Owner Trust 1998-1A, Class B1, 9.76%, 2/15/2029 (IDENTIFIED COST $99,733)	82,817
		Collateralized Mortgage Obligation – 0.0%
		Non-Agency Mortgage – 0.0%
45,815	[1,2]	SMFC Trust Asset-Backed Certificates , 1997-A, Class 4, 5.013%, 1/28/2027 (IDENTIFIED COST $100,615)	36,652
		MUTUAL FUND – 31.4%
56,740,134	[6]	High Yield Bond Portfolio (IDENTIFIED COST $429,713,879)	355,193,242
		TOTAL INVESTMENTS — 98.6% (IDENTIFIED COST $1,175,071,221)[7]	1,113,369,494
		OTHER ASSETS AND LIABILITIES - NET — 1.4%[8]	16,193,686
		TOTAL NET ASSETS — 100%	$1,129,563,180
  At February 28, 2010, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
3U.S. Treasury Notes 10-Year Short Futures	150	$17,622,656	June 2010	$(258,137)
  Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities — Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2010, these restricted securities amounted to $145,702,630, which represented 12.9% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At February 28, 2010, these liquid restricted securities amounted to $140,629,501, which represented 12.4% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Directors, held at February 28, 2010, is as follows:
Security	Acquisition Date	Acquisition Cost	Market Value
Fertinitro Finance, Company Guarantee, 8.29%, 4/1/2020	5/14/1999	$1,443,791	$1,311,000
Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	10/31/1996-3/31/1999	$4,048,581	$3,762,129
3	Non-income producing security.
4	Issuer in default.
5	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
6	Affiliated company.
7	At February 28, 2010, the cost of investments for federal tax purposes was $1,177,423,094. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $64,053,600. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $39,236,061 and net unrealized depreciation from investments for those securities having an excess of cost over value of $103,289,661.
8	Assets, other than investments in securities, less liabilities.
  Note: The categories of investments are shown as a percentage of total net assets at February 28, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  The following is a summary of the inputs used, as of February 28, 2010, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$738,449,934	$ —	$738,449,934
Mortgage-Backed Securities	—	193,466	—	193,466
Municipal	—	2,378,501	—	2,378,501
Governments/Agencies	—	13,081,214	—	13,081,214
Asset-Backed Security	—	82,817	—	82,817
Collateralized Mortgage Obligations	—	36,652	—	36,652
Equity Securities:
Domestic	3,953,668	—	—	3,953,668
Mutual Fund	355,193,242	—	—	355,193,242
TOTAL SECURITIES	$359,146,910	$754,222,584	$ —	$1,113,369,494
OTHER FINANCIAL INSTRUMENTS*	$(258,137)	$ —	$ —	$(258,137)
*	Other financial instruments include futures contracts.
  The following acronyms are used throughout this portfolio:
GTD	— Guaranteed
REIT	— Real Estate Investment Trust

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Investment Series Funds, Inc.

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	April 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	April 21, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	April 21, 2010